Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
Schedule of Components of Lease Expense

The components of lease expense were as follows:

For the Six
Months Ended
June 30,
2022
Operating lease costs:
Amortization of assets	$60,833
Interest on lease liabilities	51,131
Lease payments on short term leases	33,067
Total lease cost	$145,031
The components of lease expense were as follows:
For the
Year Ended
December 31,
2021
Operating lease cost:
Amortization of assets	$87,276
Interest on lease liabilities	3,035
Total lease cost	$90,311

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

June 30,
2022
Operating leases:
Operating lease assets	$1,483,218

Current portion of operating lease liabilities	$106,999
Noncurrent operating lease liabilities	1,389,982
Total operating lease liabilities	$1,496,981

Weighted average remaining lease term:
Operating leases	8.50 years

Weighted average discount rate:
Operating leases	6.75%

Schedule of Supplemental Cash Flow Related to Leases

Supplemental cash flow and other information related to leases was as follows:

For the Six
Months Ended
June 30,
2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$38,725

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$1,535,706

Supplemental cash flow and other information related to leases was as follows:

For the
Year Ended
December 31,
2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$201,525

Schedule of Operating Lease Liability Maturity

Future minimum annual lease commitments under non-cancelable operating leases are as follows at June 30, 2022:

Operating
Leases

2022 (for the six months remaining)	$100,984
2023	208,004
2024	205,999
2025	200,496
2026 and thereafter	1,335,816
Total minimum lease payments	2,051,299
Less interest	554,318
Present value of lease liabilities	1,496,981
Less current portion	106,999
Long-term lease liabilities	$1,389,982